Shareholder Report		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS VARIABLE SERIES I
Entity Central Index Key		0000764797
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000017188
Shareholder Report [Line Items]
Fund Name		DWS CROCI International VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI International VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.84%

Gross expense ratio as of the latest prospectus: 0.95%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.84%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI EAFE Index	MSCI EAFE® Value Index
'14	$10,000	$10,000	$10,000
'15	$9,949	$10,049	$9,972
'15	$10,636	$10,650	$10,597
'15	$10,382	$10,488	$10,389
'15	$10,853	$10,916	$10,848
'15	$11,223	$10,860	$10,743
'15	$10,628	$10,552	$10,411
'15	$10,615	$10,772	$10,592
'15	$9,809	$9,979	$9,796
'15	$9,148	$9,472	$9,185
'15	$9,624	$10,213	$9,862
'15	$9,650	$10,054	$9,617
'15	$9,452	$9,919	$9,432
'16	$9,135	$9,201	$8,664
'16	$8,883	$9,033	$8,497
'16	$9,082	$9,620	$9,057
'16	$9,021	$9,899	$9,414
'16	$9,213	$9,809	$9,265
'16	$8,712	$9,480	$8,805
'16	$9,065	$9,960	$9,267
'16	$9,168	$9,967	$9,417
'16	$9,168	$10,090	$9,509
'16	$9,110	$9,883	$9,531
'16	$9,183	$9,687	$9,472
'16	$9,522	$10,018	$9,905
'17	$9,580	$10,308	$10,149
'17	$9,963	$10,456	$10,219
'17	$10,272	$10,744	$10,505
'17	$10,632	$11,017	$10,725
'17	$10,980	$11,421	$10,973
'17	$10,917	$11,401	$11,006
'17	$10,948	$11,730	$11,375
'17	$10,996	$11,726	$11,304
'17	$11,328	$12,017	$11,652
'17	$11,549	$12,200	$11,743
'17	$11,549	$12,328	$11,848
'17	$11,613	$12,526	$12,029
'18	$12,056	$13,154	$12,679
'18	$11,502	$12,560	$12,076
'18	$11,581	$12,334	$11,785
'18	$11,619	$12,615	$12,149
'18	$11,412	$12,332	$11,622
'18	$11,204	$12,181	$11,475
'18	$11,476	$12,481	$11,804
'18	$11,268	$12,240	$11,375
'18	$11,204	$12,346	$11,610
'18	$10,421	$11,364	$10,839
'18	$10,293	$11,349	$10,779
'18	$9,941	$10,798	$10,252
'19	$10,628	$11,508	$10,938
'19	$10,884	$11,801	$11,120
'19	$10,740	$11,876	$11,063
'19	$11,084	$12,210	$11,321
'19	$10,228	$11,623	$10,666
'19	$10,804	$12,313	$11,234
'19	$10,656	$12,157	$10,981
'19	$10,310	$11,842	$10,530
'19	$10,887	$12,181	$11,038
'19	$11,414	$12,619	$11,436
'19	$11,644	$12,761	$11,482
'19	$12,106	$13,176	$11,901
'20	$11,892	$12,900	$11,471
'20	$10,936	$11,734	$10,385
'20	$8,976	$10,168	$8,545
'20	$9,728	$10,825	$9,003
'20	$10,209	$11,296	$9,276
'20	$10,637	$11,681	$9,607
'20	$10,672	$11,953	$9,626
'20	$11,169	$12,568	$10,189
'20	$10,826	$12,241	$9,721
'20	$10,277	$11,752	$9,330
'20	$11,821	$13,574	$11,097
'20	$12,422	$14,205	$11,588
'21	$12,182	$14,054	$11,498
'21	$12,508	$14,369	$12,046
'21	$13,022	$14,700	$12,451
'21	$13,253	$15,142	$12,689
'21	$13,868	$15,636	$13,128
'21	$13,552	$15,460	$12,826
'21	$13,534	$15,576	$12,795
'21	$13,604	$15,851	$12,939
'21	$13,007	$15,391	$12,702
'21	$13,183	$15,769	$12,904
'21	$12,708	$15,035	$12,128
'21	$13,569	$15,805	$12,850
'22	$13,358	$15,041	$12,984
'22	$12,936	$14,776	$12,808
'22	$12,884	$14,871	$12,893
'22	$12,016	$13,908	$12,241
'22	$12,433	$14,013	$12,542
'22	$11,126	$12,713	$11,294
'22	$11,489	$13,346	$11,529
'22	$10,818	$12,712	$11,140
'22	$9,838	$11,523	$10,141
'22	$10,491	$12,143	$10,795
'22	$11,980	$13,510	$11,982
'22	$11,780	$13,521	$12,133
'23	$12,833	$14,616	$13,070
'23	$12,560	$14,311	$12,886
'23	$12,905	$14,666	$12,853
'23	$12,942	$15,080	$13,267
'23	$12,342	$14,442	$12,553
'23	$12,961	$15,099	$13,259
'23	$13,468	$15,587	$13,861
'23	$13,055	$14,990	$13,450
'23	$12,680	$14,478	$13,336
'23	$12,173	$13,891	$12,750
'23	$13,149	$15,181	$13,760
'23	$14,012	$15,987	$14,432
'24	$13,862	$16,079	$14,423
'24	$14,124	$16,373	$14,449
'24	$14,574	$16,912	$15,079
'24	$14,084	$16,479	$14,925
'24	$14,802	$17,117	$15,513
'24	$14,006	$16,841	$15,081
'24	$14,588	$17,335	$15,788
'24	$15,073	$17,899	$16,192
'24	$15,093	$18,064	$16,422
'24	$14,491	$17,081	$15,651
'24	$14,452	$16,985	$15,530
'24	$14,355	$16,598	$15,253

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	2.45%	3.47%	3.68%
MSCI EAFE Index	3.82%	4.73%	5.20%
MSCI EAFE® Value Index	5.68%	5.09%	4.31%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 71,538,705
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 409,575
InvestmentCompanyPortfolioTurnover		60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	71,538,705
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	409,575

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	25%
Health Care	21%
Consumer Discretionary	12%
Materials	11%
Industrials	9%
Communication Services	6%
Consumer Staples	5%
Information Technology	5%
Energy	3%
Utilities	2%

Geographical Diversification

Country	% of Net Assets
Japan	26%
United Kingdom	15%
Singapore	10%
Switzerland	10%
France	8%
Luxembourg	6%
Germany	4%
Denmark	4%
Sweden	4%
Spain	3%
Other	10%

Material Fund Change [Text Block]
C000017182
Shareholder Report [Line Items]
Fund Name		DWS Global Small Cap VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Small Cap VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.88%

Gross expense ratio as of the latest prospectus: 1.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.88%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index	S&P® Developed SmallCap Index
'14	$10,000	$10,000	$10,000
'15	$9,843	$9,844	$9,855
'15	$10,527	$10,392	$10,448
'15	$10,637	$10,231	$10,467
'15	$10,577	$10,528	$10,618
'15	$10,853	$10,514	$10,770
'15	$10,754	$10,266	$10,670
'15	$10,923	$10,355	$10,653
'15	$10,308	$9,646	$10,085
'15	$9,809	$9,296	$9,682
'15	$10,216	$10,026	$10,222
'15	$10,316	$9,943	$10,309
'15	$10,116	$9,764	$10,065
'16	$9,279	$9,175	$9,278
'16	$9,133	$9,112	$9,308
'16	$9,893	$9,787	$10,100
'16	$9,908	$9,931	$10,329
'16	$10,022	$9,944	$10,437
'16	$9,516	$9,884	$10,241
'16	$10,048	$10,310	$10,803
'16	$10,127	$10,344	$10,822
'16	$10,240	$10,408	$10,981
'16	$9,804	$10,231	$10,573
'16	$10,162	$10,309	$10,974
'16	$10,275	$10,531	$11,232
'17	$10,511	$10,819	$11,491
'17	$10,659	$11,123	$11,747
'17	$10,764	$11,259	$11,853
'17	$10,965	$11,434	$12,074
'17	$11,137	$11,687	$12,197
'17	$11,300	$11,740	$12,390
'17	$11,501	$12,068	$12,661
'17	$11,434	$12,114	$12,653
'17	$11,883	$12,348	$13,131
'17	$11,893	$12,605	$13,317
'17	$12,180	$12,849	$13,653
'17	$12,332	$13,056	$13,849
'18	$12,830	$13,793	$14,364
'18	$12,199	$13,213	$13,774
'18	$12,208	$12,931	$13,777
'18	$12,235	$13,054	$13,885
'18	$12,499	$13,070	$14,246
'18	$12,521	$13,000	$14,175
'18	$12,510	$13,392	$14,350
'18	$12,708	$13,497	$14,737
'18	$12,422	$13,555	$14,516
'18	$10,915	$12,540	$13,045
'18	$10,882	$12,723	$13,167
'18	$9,803	$11,827	$11,938
'19	$10,717	$12,761	$13,151
'19	$11,047	$13,102	$13,673
'19	$10,948	$13,267	$13,553
'19	$11,321	$13,715	$13,996
'19	$10,474	$12,901	$13,111
'19	$11,124	$13,746	$13,925
'19	$11,043	$13,786	$13,957
'19	$10,601	$13,459	$13,497
'19	$10,776	$13,742	$13,717
'19	$11,263	$14,119	$14,099
'19	$11,600	$14,463	$14,562
'19	$11,890	$14,973	$15,058
'20	$11,600	$14,807	$14,656
'20	$10,601	$13,611	$13,311
'20	$8,604	$11,774	$10,556
'20	$9,534	$13,035	$11,976
'20	$10,413	$13,602	$12,821
'20	$10,554	$14,036	$13,158
'20	$11,000	$14,779	$13,787
'20	$11,680	$15,683	$14,515
'20	$11,457	$15,178	$14,145
'20	$11,562	$14,809	$14,106
'20	$12,981	$16,634	$16,347
'20	$13,955	$17,406	$17,498
'21	$14,002	$17,327	$17,755
'21	$14,658	$17,729	$18,646
'21	$14,858	$18,202	$18,993
'21	$15,428	$18,998	$19,769
'21	$15,498	$19,294	$19,982
'21	$15,663	$19,548	$20,084
'21	$15,640	$19,682	$19,927
'21	$15,887	$20,175	$20,408
'21	$15,322	$19,342	$19,737
'21	$15,934	$20,329	$20,435
'21	$15,310	$19,839	$19,411
'21	$16,040	$20,633	$20,153
'22	$14,698	$19,620	$18,594
'22	$14,569	$19,113	$18,643
'22	$14,651	$19,527	$18,861
'22	$13,497	$17,964	$17,388
'22	$13,368	$17,985	$17,404
'22	$11,881	$16,469	$15,619
'22	$12,954	$17,619	$17,037
'22	$12,453	$16,970	$16,536
'22	$11,081	$15,346	$14,813
'22	$11,924	$16,272	$16,022
'22	$12,868	$17,534	$17,068
'22	$12,182	$16,844	$16,463
'23	$13,411	$18,051	$18,060
'23	$13,240	$17,534	$17,615
'23	$12,954	$18,075	$17,198
'23	$12,923	$18,334	$17,133
'23	$12,618	$18,138	$16,637
'23	$13,649	$19,191	$17,762
'23	$14,665	$19,894	$18,639
'23	$14,230	$19,338	$17,936
'23	$13,300	$18,538	$16,961
'23	$12,545	$17,981	$15,926
'23	$13,722	$19,640	$17,449
'23	$15,174	$20,584	$19,081
'24	$14,680	$20,704	$18,593
'24	$15,145	$21,593	$19,259
'24	$15,711	$22,271	$20,091
'24	$14,662	$21,536	$19,015
'24	$15,571	$22,411	$19,849
'24	$15,186	$22,910	$19,471
'24	$16,479	$23,279	$20,616
'24	$16,372	$23,870	$20,706
'24	$16,618	$24,425	$21,179
'24	$16,279	$23,877	$20,693
'24	$17,450	$24,770	$22,029
'24	$16,048	$24,183	$20,730

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	5.76%	6.18%	4.84%
MSCI ACWI Index	17.49%	10.06%	9.23%
S&P® Developed SmallCap Index	8.64%	6.60%	7.56%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 62,297,109
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 378,312
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	62,297,109
Number of Portfolio Holdings	127
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	378,312

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	15%
Information Technology	13%
Consumer Discretionary	12%
Health Care	11%
Real Estate	7%
Materials	7%
Energy	4%
Consumer Staples	4%
Communication Services	3%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
United Kingdom	7%
Japan	6%
Canada	5%
France	2%
Australia	2%
Germany	2%
Italy	2%
Switzerland	1%
Jersey	1%
Other	5%

Material Fund Change [Text Block]
C000017180
Shareholder Report [Line Items]
Fund Name		DWS Capital Growth VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Capital Growth VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.49%

Gross expense ratio as of the latest prospectus: 0.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.49%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Growth Index
'14	$10,000	$10,000	$10,000
'15	$9,896	$9,725	$9,847
'15	$10,614	$10,287	$10,503
'15	$10,568	$10,159	$10,384
'15	$10,554	$10,231	$10,436
'15	$10,870	$10,365	$10,583
'15	$10,704	$10,171	$10,396
'15	$11,031	$10,367	$10,749
'15	$10,304	$9,743	$10,096
'15	$10,019	$9,476	$9,846
'15	$10,893	$10,243	$10,694
'15	$11,020	$10,277	$10,724
'15	$10,862	$10,092	$10,567
'16	$10,108	$9,549	$9,977
'16	$9,888	$9,545	$9,973
'16	$10,535	$10,210	$10,645
'16	$10,437	$10,266	$10,548
'16	$10,704	$10,446	$10,753
'16	$10,551	$10,469	$10,711
'16	$11,115	$10,868	$11,216
'16	$11,179	$10,882	$11,160
'16	$11,196	$10,891	$11,201
'16	$10,950	$10,679	$10,938
'16	$11,162	$11,100	$11,176
'16	$11,323	$11,308	$11,314
'17	$11,696	$11,536	$11,696
'17	$12,205	$11,982	$12,182
'17	$12,248	$11,990	$12,322
'17	$12,558	$12,116	$12,604
'17	$12,892	$12,271	$12,932
'17	$12,915	$12,357	$12,898
'17	$13,295	$12,601	$13,241
'17	$13,411	$12,641	$13,483
'17	$13,499	$12,910	$13,659
'17	$13,828	$13,206	$14,188
'17	$14,217	$13,609	$14,619
'17	$14,301	$13,761	$14,733
'18	$15,218	$14,516	$15,776
'18	$14,801	$13,983	$15,363
'18	$14,477	$13,666	$14,941
'18	$14,748	$13,712	$14,994
'18	$15,249	$14,062	$15,651
'18	$15,404	$14,153	$15,801
'18	$15,868	$14,642	$16,265
'18	$16,648	$15,146	$17,155
'18	$16,844	$15,204	$17,251
'18	$15,383	$14,128	$15,708
'18	$15,435	$14,415	$15,875
'18	$14,072	$13,102	$14,510
'19	$15,373	$14,200	$15,814
'19	$16,111	$14,681	$16,380
'19	$16,570	$14,937	$16,846
'19	$17,383	$15,540	$17,607
'19	$16,390	$14,550	$16,495
'19	$17,545	$15,571	$17,628
'19	$17,853	$15,813	$18,026
'19	$17,853	$15,523	$17,888
'19	$17,789	$15,792	$17,890
'19	$18,091	$16,127	$18,394
'19	$18,898	$16,736	$19,210
'19	$19,299	$17,220	$19,790
'20	$20,146	$17,238	$20,232
'20	$18,851	$15,830	$18,854
'20	$17,017	$13,738	$17,000
'20	$19,390	$15,553	$19,515
'20	$20,891	$16,374	$20,825
'20	$21,861	$16,736	$21,732
'20	$23,400	$17,716	$23,404
'20	$25,129	$19,016	$25,819
'20	$24,211	$18,321	$24,604
'20	$23,527	$17,879	$23,769
'20	$25,604	$19,985	$26,203
'20	$26,833	$20,830	$27,408
'21	$26,497	$20,658	$27,205
'21	$26,624	$21,257	$27,199
'21	$26,897	$22,061	$27,666
'21	$28,759	$23,249	$29,548
'21	$28,222	$23,359	$29,140
'21	$30,128	$23,944	$30,968
'21	$31,174	$24,442	$31,988
'21	$31,959	$25,149	$33,184
'21	$30,329	$23,994	$31,326
'21	$32,757	$25,659	$34,039
'21	$32,516	$25,315	$34,247
'21	$32,945	$26,340	$34,971
'22	$29,926	$24,855	$31,970
'22	$28,699	$24,173	$30,612
'22	$29,618	$24,989	$31,809
'22	$25,908	$22,761	$27,968
'22	$25,294	$22,727	$27,318
'22	$23,330	$20,823	$25,154
'22	$26,044	$22,763	$28,173
'22	$24,615	$21,889	$26,861
'22	$22,020	$19,863	$24,249
'22	$23,170	$21,456	$25,667
'22	$24,328	$22,617	$26,836
'22	$22,819	$21,302	$24,782
'23	$24,783	$22,730	$26,847
'23	$24,312	$22,189	$26,528
'23	$25,932	$22,891	$28,342
'23	$26,156	$23,175	$28,621
'23	$27,225	$23,283	$29,926
'23	$28,805	$24,855	$31,972
'23	$29,640	$25,710	$33,050
'23	$29,289	$25,260	$32,753
'23	$27,610	$24,073	$30,972
'23	$27,275	$23,491	$30,531
'23	$30,367	$25,685	$33,859
'23	$31,621	$26,953	$35,358
'24	$32,607	$27,329	$36,240
'24	$34,570	$28,805	$38,713
'24	$35,314	$29,728	$39,394
'24	$33,545	$28,463	$37,723
'24	$35,193	$29,804	$39,981
'24	$37,060	$30,790	$42,677
'24	$36,659	$31,238	$41,951
'24	$37,688	$31,979	$42,825
'24	$38,562	$32,663	$44,038
'24	$38,407	$32,434	$43,893
'24	$40,711	$34,522	$46,740
'24	$40,037	$33,560	$47,152

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	26.62%	15.71%	14.88%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 1,077,023,038
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 3,869,562
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,077,023,038
Number of Portfolio Holdings	73
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	3,869,562

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	47%
Communication Services	14%
Health Care	11%
Financials	9%
Consumer Discretionary	8%
Industrials	6%
Real Estate	2%
Consumer Staples	1%
Materials	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.

On November 21, 2024, the Fund's shareholders approved a change in the Fund's diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund's overall performance.

Material Fund Change Risks Change [Text Block]

On November 21, 2024, the Fund's shareholders approved a change in the Fund's diversification classification under the Investment Company Act of 1940, as amended, from diversified to non-diversified. This means the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the Fund's overall performance.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.
C000017184
Shareholder Report [Line Items]
Fund Name		DWS Core Equity VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Core Equity VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.59%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.59%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index
'14	$10,000	$10,000
'15	$9,749	$9,725
'15	$10,423	$10,287
'15	$10,376	$10,159
'15	$10,414	$10,231
'15	$10,683	$10,365
'15	$10,549	$10,171
'15	$10,794	$10,367
'15	$10,121	$9,743
'15	$9,804	$9,476
'15	$10,628	$10,243
'15	$10,723	$10,277
'15	$10,525	$10,092
'16	$9,836	$9,549
'16	$9,677	$9,545
'16	$10,335	$10,210
'16	$10,400	$10,266
'16	$10,629	$10,446
'16	$10,576	$10,469
'16	$11,018	$10,868
'16	$11,071	$10,882
'16	$11,089	$10,891
'16	$10,930	$10,679
'16	$11,433	$11,100
'16	$11,628	$11,308
'17	$11,778	$11,536
'17	$12,229	$11,982
'17	$12,176	$11,990
'17	$12,351	$12,116
'17	$12,591	$12,271
'17	$12,620	$12,357
'17	$12,957	$12,601
'17	$12,918	$12,641
'17	$13,245	$12,910
'17	$13,553	$13,206
'17	$13,918	$13,609
'17	$14,072	$13,761
'18	$14,889	$14,516
'18	$14,322	$13,983
'18	$13,985	$13,666
'18	$14,176	$13,712
'18	$14,460	$14,062
'18	$14,568	$14,153
'18	$15,081	$14,642
'18	$15,567	$15,146
'18	$15,688	$15,204
'18	$14,460	$14,128
'18	$14,635	$14,415
'18	$13,272	$13,102
'19	$14,338	$14,200
'19	$14,865	$14,681
'19	$15,067	$14,937
'19	$15,734	$15,540
'19	$14,724	$14,550
'19	$15,688	$15,571
'19	$15,917	$15,813
'19	$15,550	$15,523
'19	$15,902	$15,792
'19	$16,238	$16,127
'19	$16,773	$16,736
'19	$17,293	$17,220
'20	$17,293	$17,238
'20	$15,917	$15,830
'20	$13,685	$13,738
'20	$15,338	$15,553
'20	$16,011	$16,374
'20	$16,323	$16,736
'20	$17,259	$17,716
'20	$18,425	$19,016
'20	$17,669	$18,321
'20	$17,193	$17,879
'20	$19,246	$19,985
'20	$20,083	$20,830
'21	$20,001	$20,658
'21	$20,297	$21,257
'21	$21,101	$22,061
'21	$22,201	$23,249
'21	$22,495	$23,359
'21	$23,102	$23,944
'21	$23,552	$24,442
'21	$24,003	$25,149
'21	$22,894	$23,994
'21	$24,454	$25,659
'21	$23,968	$25,315
'21	$25,164	$26,340
'22	$23,743	$24,855
'22	$23,570	$24,173
'22	$24,419	$24,989
'22	$22,353	$22,761
'22	$22,332	$22,727
'22	$20,566	$20,823
'22	$22,332	$22,763
'22	$21,601	$21,889
'22	$19,551	$19,863
'22	$21,439	$21,456
'22	$22,596	$22,617
'22	$21,256	$21,302
'23	$22,637	$22,730
'23	$22,068	$22,189
'23	$22,677	$22,891
'23	$22,832	$23,175
'23	$22,832	$23,283
'23	$24,358	$24,855
'23	$25,274	$25,710
'23	$24,794	$25,260
'23	$23,769	$24,073
'23	$23,290	$23,491
'23	$25,405	$25,685
'23	$26,691	$26,953
'24	$27,171	$27,329
'24	$28,589	$28,805
'24	$29,701	$29,728
'24	$28,136	$28,463
'24	$29,744	$29,804
'24	$30,467	$30,790
'24	$30,816	$31,238
'24	$31,143	$31,979
'24	$31,819	$32,663
'24	$31,259	$32,434
'24	$33,427	$34,522
'24	$32,052	$33,560

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	20.08%	13.13%	12.35%
Russell 1000® Index	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 115,040,970
Holdings Count | Holding		98
Advisory Fees Paid, Amount		$ 453,008
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	115,040,970
Number of Portfolio Holdings	98
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	453,008

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	10%
Industrials	9%
Consumer Staples	5%
Energy	3%
Real Estate	3%
Materials	2%
Utilities	2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.

Effective May 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.60% to 0.70%. In addition, effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.70% to 0.66%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.60% to 0.70%. In addition, effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.70% to 0.66%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.